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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-10555

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                    PIMCO Corporate & Income Strategy Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: July 31

            Date of reporting period: July 1, 2015 to June 30, 2016

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10555
Reporting Period: 07/01/2015 - 06/30/2016
PIMCO Corporate & Income Strategy Fund









==================== PIMCO Corporate & Income Strategy Fund ====================


TOWERGATE INSURANCE LIMITED

Ticker:                      Security ID:  0547889U0
Meeting Date: NOV 04, 2015   Meeting Type: Written Consent
Record Date:  OCT 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Mark Mugge as Director            For       For          Management
2     Elect David Ross as Director            For       For          Management
3     Amend Articles of Association           For       For          Management


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TOWERGATE INSURANCE LIMITED

Ticker:                      Security ID:  0547889U0
Meeting Date: MAR 20, 2016   Meeting Type: Written Consent
Record Date:  FEB 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Patrick Noel Butler      For       For          Management

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Strategy Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2016